Net Loss per Share (Details Narrative)	12 Months Ended
Dec. 31, 2025 shares
Stock Options and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	558,101
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	444,982